Business Combination, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Condensed Combined Financial Information of Balance Sheet (Detail) - Pacific Northwest Materials And Concrete Pipe Business [Member] - United States, Bangladesh, Thailand, Austria, and Hungary [member]
$ in Millions
Dec. 31, 2016 MXN ($)
Disclosure of Discontinued Operations [line items]
Current assets	$ 1,146
Property, machinery and equipment, net	4,188
Intangible assets, net and other non-current assets	6,835
Total assets	12,169
Current liabilities	(99)
Non-current liabilities	(336)
Total liabilities	(435)
Net assets	$ 11,734